Initial Public Offering (Details) - USD ($)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Price per share units	$ 10	$ 10
Generating gross proceeds	$ 107,000,000	$ 107,000,000
Sale of stock per share	$ 11.5	$ 11.5
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of units	10,700,000	10,700,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Sale of units	700,000	700,000